UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-04813

BNY Mellon Investment Funds I

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 12/31

Date of reporting period: 6/30/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Global Fixed Income Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Global Fixed Income Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class A – DHGAX

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.86%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Portfolio Holdings (as of 6/30/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-6940SA0624

BNY Mellon Global Fixed Income Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class C – DHGCX

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.60%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Portfolio Holdings (as of 6/30/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-6942SA0624

BNY Mellon Global Fixed Income Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class I – SDGIX

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Portfolio Holdings (as of 6/30/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-6934SA0624

BNY Mellon Global Fixed Income Fund	SEMI-ANNUAL SHAREHOLDER REPORT JUNE 30, 2024

Class Y – DSDYX

This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.47%*

*	Annualized

KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,615	428	51.07%

Portfolio Holdings (as of 6/30/24)

Country Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281 Code-0369SA0624

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Global Fixed Income Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION June 30, 2024

Class Ticker

A DHGAX

C DHGCX

I SDGIX

Y DSDYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Global Fixed Income Fund

Statement of Investments

June 30, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9%
Australia - 3.0%
Australia, Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/2033	22,400,000		15,182,760
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	5,240,000		2,686,400
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	8,862,000		4,439,758
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	2.00	3/8/2033	19,591,000		10,413,791
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.25	2/20/2036	10,116,000		6,179,062
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.75	2/20/2035	4,848,000		3,140,740
Queensland Treasury Corp., Govt. Gtd. Bonds	AUD	4.50	8/22/2035	9,700,000	[b]	6,107,799
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	8,814,000		4,263,314
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	41,354,000		26,156,386
					78,570,010
Austria - 1.0%
Austria, Sr. Unscd. Bonds	EUR	2.90	2/20/2034	9,875,000	[b]	10,450,388
Raiffeisen Bank International AG, Sr. Notes	EUR	4.63	8/21/2029	4,400,000		4,699,940
Raiffeisen Bank International AG, Sub. Notes	EUR	2.88	6/18/2032	7,600,000	[c]	7,456,124
Raiffeisen Bank International AG, Sub. Notes	EUR	7.38	12/20/2032	2,700,000	[c]	3,022,943
					25,629,395
Belgium - 1.0%
Anheuser-Busch InBev SA, Gtd. Notes	EUR	2.88	4/2/2032	7,174,000	[c]	7,376,325
Belgium, Sr. Unscd. Notes, Ser. 98	EUR	3.30	6/22/2054	6,825,000	[b]	6,879,597
FLUVIUS System Operator CV, Gtd. Notes	EUR	3.88	5/9/2033	10,600,000		11,457,540
					25,713,462
Bermuda - .1%
Athora Holding Ltd., Sr. Unscd. Bonds	EUR	6.63	6/16/2028	1,652,000		1,870,678
Canada - 1.8%
Alimentation Couche-Tard, Inc., Gtd. Notes	EUR	3.65	5/12/2031	6,196,000	[b]	6,584,669
Alimentation Couche-Tard, Inc., Sr. Unscd. Notes	EUR	4.01	2/12/2036	6,518,000	[b]	6,893,471
Canada, Bonds	CAD	1.75	12/1/2053	22,100,000		11,211,625
Canada, Bonds	CAD	3.25	9/1/2028	17,600,000		12,721,710
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	2,353,560	[b]	1,675,405
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3	CAD	5.40	9/15/2028	11,382,000	[b]	8,412,971
					47,499,851
Cayman Islands - .4%
Octagon 61 CLO, Ser. 2023-2A, Cl. A, (3 Month TSFR +1.85%)		7.17	4/20/2036	5,274,060	[b,d]	5,311,089
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A, (3 Month TSFR +1.90%)		7.23	7/15/2036	5,775,000	[b,d]	5,818,180
					11,129,269
China - 3.2%
China, Bonds	CNY	3.00	10/15/2053	52,830,000		8,122,291
China, Unscd. Bonds	CNY	3.81	9/14/2050	438,050,000		75,417,004
					83,539,295

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9% (continued)
Denmark - .4%
Carlsberg Breweries AS, Sr. Unscd. Notes	EUR	4.25	10/5/2033	6,337,000		7,047,942
Denmark, Bonds	DKK	4.50	11/15/2039	14,250,000		2,506,020
					9,553,962
Finland - .2%
Finland, Sr. Unscd. Bonds, Ser. 10Y	EUR	3.00	9/15/2033	3,750,000	[b]	4,005,079
France - 4.1%
Electricite de France SA, Sr. Unscd. Notes	EUR	4.63	1/25/2043	2,200,000		2,338,295
Electricite de France SA, Sr. Unscd. Notes		5.95	4/22/2034	14,810,000	[b,c]	14,905,205
Electricite de France SA, Sr. Unscd. Notes		6.00	4/22/2064	7,870,000	[b]	7,324,157
French Republic, Bonds, Ser. 10Y	EUR	3.00	5/25/2033	26,150,000	[b]	27,572,002
French Republic, Bonds, Ser. 31Y	EUR	3.25	5/25/2055	8,625,000	[b]	8,404,543
French Republic, Bonds, Ser. 32Y	EUR	4.00	10/25/2038	11,685,000	[b]	13,255,195
Kering SA, Sr. Unscd. Notes	EUR	3.63	9/5/2031	5,100,000	[c]	5,466,358
Kering SA, Sr. Unscd. Notes	EUR	3.88	9/5/2035	4,000,000		4,302,785
La Banque Postale SA, Sub. Notes	EUR	5.50	3/5/2034	1,000,000		1,106,496
Orano SA, Sr. Unscd. Notes	EUR	5.38	5/15/2027	3,800,000	[c]	4,214,030
Pernod Ricard SA, Sr. Unscd. Notes	EUR	3.75	9/15/2033	9,100,000		9,773,469
Suez SACA, Sr. Unscd. Notes	EUR	2.38	5/24/2030	7,400,000	[c]	7,307,246
Suez SACA, Sr. Unscd. Notes	EUR	5.00	11/3/2032	1,000,000		1,137,060
					107,106,841
Germany - 1.8%
Amprion GmbH, Sr. Unscd. Notes	EUR	3.97	9/22/2032	12,500,000		13,592,812
Amprion GmbH, Sr. Unscd. Notes	EUR	4.13	9/7/2034	6,200,000	[c]	6,780,971
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	1.88	5/24/2030	8,067,000		8,105,195
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	2.75	3/19/2029	6,210,000	[c]	6,590,445
Deutsche Bahn Finance GmbH, Gtd. Notes	EUR	3.25	5/19/2033	4,646,000		5,016,394
Eurogrid GmbH, Gtd. Notes	EUR	0.74	4/21/2033	2,600,000		2,162,392
Eurogrid GmbH, Gtd. Notes	EUR	1.11	5/15/2032	200,000		176,333
Vonovia SE, Sr. Unscd. Notes	EUR	0.75	9/1/2032	7,200,000		5,946,037
					48,370,579
Greece - .3%
Hellenic Republic, Sr. Unscd. Notes	EUR	4.38	7/18/2038	3,438,000	[b]	3,830,862
Piraeus Bank SA, Sr. Notes	EUR	6.75	12/5/2029	2,951,000		3,386,764
					7,217,626
Hungary - .8%
Hungary, Bonds, Ser. 32/A	HUF	4.75	11/24/2032	5,540,850,000		13,113,455
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	4,245,320,000		8,148,814
					21,262,269
Indonesia - .3%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	109,930,000,000		6,957,006
Ireland - .8%
ESB Finance DAC, Gtd. Notes	EUR	3.75	1/25/2043	6,170,000		6,226,651
Ireland, Bonds	EUR	2.60	10/18/2034	3,950,000		4,103,136
Linde PLC, Sr. Unscd. Notes	EUR	1.63	3/31/2035	7,800,000		6,916,055
Permanent TSB Group Holdings PLC, Sr. Unscd. Notes	EUR	6.63	4/25/2028	1,451,000		1,638,503
Permanent TSB Group Holdings PLC, Sub. Notes	EUR	3.00	8/19/2031	2,476,000		2,549,059
					21,433,404
Israel - .4%
Israel, Sr. Unscd. Notes		5.50	3/12/2034	11,359,000	[c]	10,836,372

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9% (continued)
Italy - 3.1%
Autostrade per l'Italia SpA, Sr. Unscd. Notes	EUR	2.25	1/25/2032	7,000,000		6,489,040
Autostrade per l'Italia SpA, Sr. Unscd. Notes	EUR	4.63	2/28/2036	3,855,000		4,054,168
Autostrade per l'Italia SpA, Sr. Unscd. Notes	EUR	5.13	6/14/2033	3,178,000		3,539,305
Eni SpA, Sr. Unscd. Notes		5.50	5/15/2034	3,209,000	[b]	3,180,675
Eni SpA, Sr. Unscd. Notes		5.95	5/15/2054	6,729,000	[b]	6,613,631
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	51,375,000		57,055,798
					80,932,617
Japan - 1.6%
Japan (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	3,756,900,000		22,024,644
Japan (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	1,066,400,000		5,913,979
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	606,600,000		2,523,702
Japan (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	957,200,000		4,280,612
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	1,336,600,000		5,605,452
OSCAR US Funding XI LLC, Ser. 2019-2A, Cl. A4		2.68	9/10/2026	246,092	[b]	245,928
					40,594,317
Jersey - .4%
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1, (3 Month TSFR +1.77%)		7.10	7/15/2036	5,420,000	[b,d]	5,436,027
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. A, (3 Month TSFR +1.80%)		7.13	7/15/2036	5,600,000	[b,d]	5,634,149
					11,070,176
Luxembourg - .1%
Logicor Financing Sarl, Gtd. Notes	EUR	0.88	1/14/2031	1,887,000		1,597,972
Logicor Financing Sarl, Gtd. Notes	EUR	3.25	11/13/2028	1,039,000		1,056,667
					2,654,639
Malaysia - .4%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	41,200,000		9,250,761
Mexico - .2%
Mexico, Bonds, Ser. M	MXN	7.50	5/26/2033	139,700,000		6,577,087
Netherlands - 2.1%
Athora Netherlands NV, Sub. Notes	EUR	5.38	8/31/2032	9,541,000		10,119,535
BNI Finance BV, Gtd. Notes	EUR	3.88	12/1/2030	7,907,000		8,579,585
Enel Finance International NV, Gtd. Notes	EUR	0.75	6/17/2030	5,278,000		4,791,721
Enel Finance International NV, Gtd. Notes	EUR	4.50	2/20/2043	1,000,000		1,068,545
JDE Peet's NV, Sr. Unscd. Notes	EUR	4.50	1/23/2034	5,345,000		5,841,214
RELX Finance BV, Gtd. Bonds	EUR	3.75	6/12/2031	2,350,000		2,553,065
Sartorius Finance BV, Gtd. Notes	EUR	4.50	9/14/2032	6,100,000	[c]	6,722,065
Stellantis NV, Sr. Unscd. Notes	EUR	3.50	9/19/2030	9,710,000	[c]	10,200,630
Stellantis NV, Sr. Unscd. Notes	EUR	4.25	6/16/2031	1,610,000		1,756,811
WPC Eurobond BV, Gtd. Bonds	EUR	2.25	7/19/2024	2,975,000		3,182,329
					54,815,500
New Zealand - 3.4%
New Zealand, Unscd. Bonds, Ser. 433	NZD	3.50	4/14/2033	86,392,000		48,332,723
New Zealand, Unscd. Bonds, Ser. 532	NZD	2.00	5/15/2032	66,105,000		33,385,660
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	10,800,000		6,362,302
					88,080,685

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9% (continued)
Peru - 1.4%
Peru, Bonds	PEN	7.60	8/12/2039	69,860,000	[b]	18,367,880
Peru, Sr. Unscd. Bonds	PEN	7.30	8/12/2033	65,380,000	[b]	17,463,098
					35,830,978
Poland - .5%
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	11,625,000		2,959,218
Poland, Sr. Unscd. Notes		5.50	3/18/2054	11,379,000		11,059,819
					14,019,037
Portugal - .2%
Novo Banco SA, Sub. Notes	EUR	9.88	12/1/2033	5,100,000		6,334,081
Romania - 1.2%
Romania, Bonds, Ser. 10Y	RON	7.20	10/30/2033	80,425,000		17,739,441
Romania, Sr. Unscd. Bonds	EUR	3.62	5/26/2030	2,385,000		2,352,156
Romania, Sr. Unscd. Notes	EUR	5.25	5/30/2032	11,159,000	[b]	11,660,376
					31,751,973
Saudi Arabia - .3%
Saudi, Sr. Unscd. Notes		4.75	1/16/2030	5,135,000		5,051,844
Saudi, Sr. Unscd. Notes		5.00	1/16/2034	4,228,000	[b]	4,156,166
					9,208,010
Singapore - .5%
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes		5.30	5/19/2053	6,120,000		5,907,117
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes		5.34	5/19/2063	2,250,000		2,125,464
Singapore, Bonds	SGD	3.38	9/1/2033	5,615,000		4,200,070
					12,232,651
South Korea - 4.4%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000		7,963,509
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	126,968,300,000		98,980,916
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	5,180,000,000		3,705,511
Korea, Bonds, Ser. 5303	KRW	3.25	3/10/2053	7,778,000,000		5,697,629
					116,347,565
Spain - 2.7%
Banco de Credito Social Cooperativo SA, Sr. Notes	EUR	7.50	9/14/2029	1,200,000		1,425,144
Banco de Credito Social Cooperativo SA, Sub. Notes	EUR	5.25	11/27/2031	10,200,000		10,719,390
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	9/15/2032	6,200,000	[c]	5,710,478
Cellnex Telecom SA, Sr. Unscd. Notes	EUR	1.75	10/23/2030	8,000,000	[c]	7,523,579
Cellnex Telecom SA, Sr. Unscd. Notes	EUR	1.88	6/26/2029	6,300,000	[c]	6,146,287
Spain, Sr. Unscd. Bonds	EUR	0.70	4/30/2032	27,750,000	[b]	24,667,339
Spain, Sr. Unscd. Bonds	EUR	3.25	4/30/2034	12,875,000	[b]	13,654,631
					69,846,848
Supranational - .4%
European Union, Sr. Unscd. Bonds	EUR	3.00	3/4/2053	10,042,694		9,779,380
Sweden - .1%
Sweden, Bonds, Ser. 1066	SEK	2.25	5/11/2035	40,325,000		3,810,197
Switzerland - 1.3%
Switzerland, Bonds	CHF	0.50	6/27/2032	13,175,000		14,595,633
UBS Group AG, Sr. Unscd. Notes	EUR	0.88	11/3/2031	7,239,000		6,316,382
UBS Group AG, Sr. Unscd. Notes	EUR	2.88	4/2/2032	12,330,000		12,359,990
					33,272,005

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9% (continued)
United Kingdom - 6.0%
BAE Systems PLC, Sr. Unscd. Notes		5.30	3/26/2034	5,272,000	[b]	5,225,659
Brass No. 10 PLC, Ser. 10-A, Cl. A1		0.67	4/16/2069	717,098	[b]	708,723
Gemgarto PLC, Ser. 2021-1A, Cl. A, (3 Month SONIO +0.59%)	GBP	5.82	12/16/2067	1,846,798	[b,d]	2,335,786
International Distribution Services PLC, Gtd. Notes	EUR	5.25	9/14/2028	1,130,000	[c]	1,244,674
Motability Operations Group PLC, Gtd. Notes	EUR	3.50	7/17/2031	17,340,000		18,408,582
National Grid PLC, Sr. Unscd. Notes	EUR	0.75	9/1/2033	10,180,000		8,231,768
Northumbrian Water Finance PLC, Gtd. Notes	GBP	5.50	10/2/2037	1,123,000		1,356,038
Northumbrian Water Finance PLC, Gtd. Notes	GBP	6.38	10/28/2034	6,175,000		8,050,940
Severn Trent Utilities Finance PLC, Gtd. Notes	EUR	4.00	3/5/2034	4,526,000		4,753,643
SW Finance I PLC, Sr. Scd. Notes	GBP	7.00	4/16/2040	726,000		864,448
SW Finance I PLC, Sr. Scd. Notes	GBP	7.38	12/12/2041	7,129,000		8,788,322
Thames Water Utilities Finance PLC, Sr. Scd. Notes	EUR	1.25	1/31/2032	7,347,000		5,690,929
Thames Water Utilities Finance PLC, Sr. Scd. Notes	EUR	4.38	1/18/2031	3,543,000		3,275,589
Tower Bridge Funding PLC, Ser. 2021-2, Cl. A, (3 Month SONIO +0.78%)	GBP	6.01	11/20/2063	2,129,035	[d]	2,695,737
United Kingdom Gilt, Bonds	GBP	3.25	1/31/2033	21,500,000		25,476,907
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	22,375,000		26,974,677
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	17,750,000		22,697,928
United Utilities Water Finance PLC, Gtd. Notes	EUR	3.75	5/23/2034	10,214,000		10,627,915
					157,408,265
United States - 46.0%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1		6.13	5/25/2068	4,198,069	[b]	4,192,271
Alexandria Real Estate Equities, Inc., Gtd. Notes		5.25	5/15/2036	4,432,000		4,268,372
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2		6.00	8/17/2048	3,914,000	[b]	3,921,961
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A		3.68	12/17/2036	3,697,279	[b]	3,659,472
AMSR Trust, Ser. 2019-SFR1, Cl. B		3.02	1/19/2039	4,925,000	[b]	4,647,951
AT&T, Inc., Sr. Unscd. Notes	EUR	3.95	4/30/2031	4,210,000		4,578,477
AT&T, Inc., Sr. Unscd. Notes		4.50	5/15/2035	1,400,000		1,289,808
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-4A, Cl. A		5.49	6/20/2029	3,643,000	[b]	3,656,737
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A		6.02	2/20/2030	2,831,000	[b]	2,906,514
Becton Dickinson & Co., Gtd. Notes	EUR	3.83	6/7/2032	12,262,000		13,205,054
Bimbo Bakeries USA, Inc., Gtd. Notes		5.38	1/9/2036	1,939,000	[b]	1,890,909
Bristol-Myers Squibb Co., Sr. Unscd. Notes		5.55	2/22/2054	2,687,000	[c]	2,650,970
Bristol-Myers Squibb Co., Sr. Unscd. Notes		6.25	11/15/2053	3,051,000	[c]	3,279,186
Bristol-Myers Squibb Co., Sr. Unscd. Notes		6.40	11/15/2063	3,211,000		3,488,981
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR +1.01%)		6.34	8/15/2036	9,620,000	[b,d]	9,164,926
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)		6.70	12/15/2037	8,350,000	[b,d]	8,362,769
Carrier Global Corp., Sr. Unscd. Notes	EUR	4.50	11/29/2032	3,829,000		4,290,921
Carrier Global Corp., Sr. Unscd. Notes		5.90	3/15/2034	1,863,000		1,945,277
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	1,038,745		980,834

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9% (continued)
United States - 46.0% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes		3.90	6/1/2052	5,760,000		3,615,409
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes		5.25	4/1/2053	3,730,000		2,929,217
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1		6.60	7/25/2068	2,849,911	[b]	2,866,335
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1		7.16	10/25/2068	6,576,800	[b]	6,669,401
Columbia Pipelines Operating Co. LLC, Sr. Unscd. Notes		5.93	8/15/2030	6,623,000	[b]	6,767,709
Columbia Pipelines Operating Co. LLC, Sr. Unscd. Notes		6.04	11/15/2033	3,441,000	[b]	3,518,049
Constellation Energy Generation LLC, Sr. Unscd. Notes		5.75	3/15/2054	8,670,000		8,409,923
Consumers Energy Co., First Mortgage Bonds		4.60	5/30/2029	5,508,000		5,422,339
CVS Health Corp., Sr. Unscd. Notes		5.05	3/25/2048	3,200,000		2,759,191
CVS Health Corp., Sr. Unscd. Notes		5.70	6/1/2034	10,198,000		10,174,287
CVS Health Corp., Sr. Unscd. Notes		6.05	6/1/2054	4,849,000		4,758,798
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B		5.45	4/20/2048	1,198,887	[b]	1,125,328
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2		5.56	11/20/2048	4,454,000	[b]	4,357,874
Diamondback Energy, Inc., Gtd. Notes		5.40	4/18/2034	2,212,000		2,190,809
Diamondback Energy, Inc., Gtd. Notes		5.75	4/18/2054	2,218,000		2,151,722
Diamondback Energy, Inc., Gtd. Notes		5.90	4/18/2064	2,690,000		2,598,574
Domino's Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	5,470,313	[b]	4,865,812
Duke Energy Carolinas LLC, First Mortgage Bonds		4.85	1/15/2034	15,715,000		15,220,264
Ent Auto Receivables Trust, Ser. 2023-1A, Cl. A3		6.24	1/16/2029	2,112,000	[b]	2,131,389
Enterprise Products Operating LLC, Gtd. Notes		4.85	1/31/2034	16,086,000		15,626,999
Exelon Corp., Sr. Unscd. Notes		5.60	3/15/2053	4,480,000	[c]	4,309,048
Federal Agricultural Mortgage Corp. Mortgage Trust, Ser. 2021-1, Cl. A		2.18	1/25/2051	5,568,102	[b]	4,373,616
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, (1 Month SOFR +2.00%)		7.34	1/25/2051	949,496	[b,d,e]	944,751
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KC02, Cl. A2		3.37	7/25/2025	5,312,754	[e]	5,205,330
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. KL3W, Cl. AFLW, (1 Month SOFR +0.56%)		5.89	8/25/2025	3,805,526	[d,e]	3,812,737
Federal National Mortgage Association Grantor Trust, Ser. 2017-T1, Cl. A		2.90	6/25/2027	7,624,297	[e]	7,190,633
HCA, Inc., Gtd. Notes		5.45	4/1/2031	17,030,000		17,022,525
Honeywell International, Inc., Sr. Unscd. Bonds	EUR	4.13	11/2/2034	5,980,000		6,552,096
Honeywell International, Inc., Sr. Unscd. Notes	EUR	3.38	3/1/2030	9,376,000		9,941,692
John Deere Capital Corp., Sr. Unscd. Notes		4.50	1/16/2029	7,310,000		7,188,259
JPMorgan Chase & Co., Sr. Unscd. Notes		5.34	1/23/2035	6,331,000		6,295,833
JPMorgan Chase & Co., Sr. Unscd. Notes		6.25	10/23/2034	1,370,000		1,453,790
Keurig Dr Pepper, Inc., Gtd. Notes		5.30	3/15/2034	5,890,000		5,863,868
Kite Realty Group LP, Sr. Unscd. Notes		5.50	3/1/2034	1,224,000		1,197,536

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9% (continued)
United States - 46.0% (continued)
Life Mortgage Trust, Ser. 2021-BMR, Cl. A, (1 Month TSFR +0.81%)		6.14	3/15/2038	4,275,920	[b,d]	4,201,750
McDonald's Corp., Sr. Unscd. Notes	EUR	4.13	11/28/2035	12,000,000		13,077,635
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2		6.23	4/20/2054	1,643,978	[b]	1,664,434
Morgan Stanley, Sr. Unscd. Notes		5.47	1/18/2035	6,103,000		6,089,315
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A		5.36	9/22/2053	2,222,701	[b]	2,172,644
Nasdaq, Inc., Sr. Unscd. Bonds	EUR	4.50	2/15/2032	13,980,000		15,669,870
Nasdaq, Inc., Sr. Unscd. Notes		5.55	2/15/2034	3,328,000		3,334,158
Nasdaq, Inc., Sr. Unscd. Notes		6.10	6/28/2063	3,164,000		3,222,386
National Grid North America, Inc., Sr. Unscd. Notes	EUR	1.05	1/20/2031	13,249,000		11,886,476
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1		2.28	4/25/2061	5,268,824	[b]	4,511,446
Public Service Enterprise Group, Inc., Sr. Unscd. Notes		5.45	4/1/2034	9,383,000	[c]	9,305,428
Purewest Funding LLC, Ser. 2021-1, Cl. A1		4.09	12/22/2036	1,962,114	[b]	1,901,729
Realty Income Corp., Sr. Unscd. Notes	EUR	4.88	7/6/2030	6,834,000	[c]	7,628,029
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A		5.00	9/15/2048	5,630,000	[b]	5,444,035
SBA Tower Trust, Asset Backed Notes		1.88	1/15/2026	6,860,000	[b]	6,454,047
SBA Tower Trust, Asset Backed Notes		2.59	10/15/2031	6,340,000	[b]	5,188,158
SBA Tower Trust, Asset Backed Notes		2.84	1/15/2025	8,030,000	[b]	7,889,907
SpringCastle America Funding LLC, Ser. 2020-AA, Cl. A		1.97	9/25/2037	2,195,428	[b]	2,008,689
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2		5.90	3/25/2048	1,430,000	[b]	1,426,995
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A		5.75	12/20/2050	805,964	[b]	813,066
The Boeing Company, Sr. Unscd. Notes		6.53	5/1/2034	4,441,000	[b]	4,549,410
The Boeing Company, Sr. Unscd. Notes		6.86	5/1/2054	3,158,000	[b]	3,243,258
The PNC Financial Services Group, Inc., Sr. Unscd. Notes		5.94	8/18/2034	5,080,000		5,209,785
The PNC Financial Services Group, Inc., Sr. Unscd. Notes		6.04	10/28/2033	4,385,000		4,520,126
TIF Funding III LLC, Ser. 2024-1A, Cl. A		5.48	4/20/2049	7,745,988	[b]	7,726,444
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A		2.75	3/17/2038	7,420,097	[b]	7,094,560
TRP LLC, Ser. 2021-1, Cl. A		2.07	6/19/2051	6,390,925	[b]	5,789,974
TRP LLC, Ser. 2021-2, Cl. A		2.15	6/19/2051	6,415,113	[b]	5,847,704
Truist Financial Corp., Sr. Unscd. Notes		5.12	1/26/2034	3,648,000		3,495,524
Truist Financial Corp., Sr. Unscd. Notes		5.87	6/8/2034	8,175,000		8,241,278
Truist Financial Corp., Sr. Unscd. Notes		6.12	10/28/2033	859,000		878,832
U.S. Bancorp, Sr. Unscd. Notes		5.84	6/12/2034	5,801,000		5,884,414
U.S. Treasury Bonds		4.13	8/15/2053	15,800,000	[f]	14,716,836
U.S. Treasury Notes		4.00	1/31/2029	60,850,000		59,924,177
U.S. Treasury Notes		4.00	2/15/2034	158,850,000	[c]	154,221,013
U.S. Treasury Notes		4.25	2/28/2031	20,300,000	[c]	20,183,037
U.S. Treasury Notes		4.63	4/30/2029	6,000,000		6,069,844
U.S. Treasury Notes		4.63	9/30/2030	54,250,000	[c,f]	55,020,308
U.S. Treasury Notes		4.63	2/28/2026	47,775,000	[c]	47,608,907
Unilever Capital Corp., Gtd. Notes	EUR	3.40	6/6/2033	4,404,000		4,715,320

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 95.9% (continued)
United States - 46.0% (continued)
Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2		6.32	3/16/2048	5,716,000	[b]	5,732,790
Verizon Communications, Inc., Sr. Unscd. Notes	EUR	3.50	6/28/2032	16,691,000	[c]	17,705,859
Verus Securitization Trust, Ser. 2023-4, Cl. A1		5.81	5/25/2068	2,490,895	[b]	2,478,486
Verus Securitization Trust, Ser. 2023-5, Cl. A1		6.48	6/25/2068	2,845,025	[b]	2,851,554
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	5,510,000	[b]	5,120,467
WEA Finance LLC, Gtd. Notes		2.88	1/15/2027	2,764,000		2,568,597
WEA Finance LLC, Gtd. Notes		3.50	6/15/2029	2,180,000	[b]	1,956,408
WEA Finance LLC, Gtd. Notes		4.13	9/20/2028	2,326,000	[b]	2,170,281
WEA Finance LLC, Gtd. Notes		4.63	9/20/2048	379,000	[b,c]	285,426
WEA Finance LLC/Westfield UK & Europe Finance PLC, Gtd. Notes		4.75	9/17/2044	8,662,000	[b]	6,629,675
Wells Fargo & Co., Sr. Unscd. Notes		5.39	4/24/2034	2,170,000		2,146,054
Wells Fargo & Co., Sr. Unscd. Notes		5.56	7/25/2034	6,900,000		6,897,542
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR +1.26%)		6.59	2/15/2040	2,877,544	[b,d]	2,860,823
Federal Home Loan Mortgage Corp.:
2.50%, 10/1/2050-2/1/2052				38,787,479	[e]	32,312,271
3.50%, 6/1/2052				22,636,687	[e]	20,053,570
5.00%, 7/1/2052-9/1/2053				31,372,910	[e]	30,516,896
5.50%, 9/1/2053-4/1/2054				30,889,253	[e]	30,797,073
6.00%, 12/1/2053				8,674,273	[e]	8,785,939
Federal National Mortgage Association:
2.50%, 9/1/2050-4/1/2052				63,362,147	[e]	52,578,507
3.00%, 6/1/2050				34,909,511	[e]	30,285,789
4.00%, 5/1/2052-6/1/2052				14,029,016	[e]	12,865,013
4.50%, 6/1/2052				46,388,406	[e]	43,814,100
5.00%, 7/1/2052				25,228,096	[e]	24,452,260
6.00%, 9/1/2053-2/1/2054				44,646,281	[e]	45,435,265
					1,202,024,126
Total Bonds and Notes (cost $2,537,437,219)				2,506,535,996
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)	[a]
Options Purchased - .0%
Call Options - .0%
Japanese Yen, Contracts N/A, Goldman Sachs & Co. LLC		159.50	7/1/2024	9,581,000		83,643
Japanese Yen Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	EUR	171.00	7/8/2024	3,184,000		35,621
Japanese Yen Cross Currency, Contracts N/A, Goldman Sachs & Co. LLC	CHF	179.00	7/8/2024	3,512,000		18,243
					137,507
Put Options - .0%
Swaption Receiver Markit iTraxx Europe Index Series 41, Payer 3 Month Fixed Rate of 0.00% terminating on 6/20/2029, Contracts 193,650,000, Citigroup Global Markets, Inc.	EUR	0.55	7/17/2024	193,650,000	[g]	734,293
Total Options Purchased (cost $437,922)				871,800

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $34,605,630)	5.42	34,605,630	[h] 34,605,630

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $58,189,700)	5.42	58,189,700	[h] 58,189,700
Total Investments (cost $2,630,670,471)		99.4%	2,600,203,126
Cash and Receivables (Net)		0.6%	14,976,171
Net Assets		100.0%	2,615,179,297

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

CNY—Chinese Yuan Renminbi

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PLN—Polish Zloty

RON—Romanian Leu

SEK—Swedish Krona

SGD—Singapore Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $444,818,614 or 17.01% of net assets.

c Security, or portion thereof, on loan. At June 30, 2024, the value of the fund’s securities on loan was $143,686,701 and the value of the collateral was $154,562,207, consisting of cash collateral of $58,189,700 and U.S. Government & Agency securities valued at $96,372,507. In addition, the value of collateral may include pending sales that are also on loan.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

f Held by a broker as collateral for open over-the-counter derivative contracts.

g Exercise price is referenced as basis points.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Statement of Investments (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 6/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	2,036,558	578,560,558	(545,991,486)	34,605,630	767,914
Investment of Cash Collateral for Securities Loaned - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.2%	48,722,829	433,027,800	(423,560,929)	58,189,700	110,246	††
Total - 3.5%	50,759,387	1,011,588,358	(969,552,415)	92,795,330	878,160

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
10 Year U.S. Treasury Notes	530	9/19/2024	59,659,024	60,171,563	512,539
Euro BTP Italian Government Bond	677	9/6/2024	84,010,289[a]	83,589,072	(421,217)
Euro-Bobl	2,989	9/6/2024	373,459,383[a]	372,732,538	(726,845)
Euro-Schatz	399	9/6/2024	45,028,945[a]	45,166,567	137,622
U.S. Treasury 10 Year Notes	629	9/19/2024	68,563,092	69,180,175	617,083
U.S. Treasury 2 Year Notes	3,566	9/30/2024	726,449,745	728,244,063	1,794,318
U.S. Treasury 5 Year Notes	2,324	9/30/2024	246,668,458	247,687,574	1,019,116
U.S. Treasury Long Bond	214	9/19/2024	24,986,565	25,318,875	332,310
Futures Short
Australian 10 Year Bond	864	9/16/2024	65,560,499[a]	65,458,247	102,252
Canadian 10 Year Bond	2,606	9/18/2024	227,220,511[a]	228,721,479	(1,500,968)
Euro 30 Year Bond	249	9/6/2024	34,000,375[a]	34,730,651	(730,276)
Euro-Bond	1,035	9/6/2024	144,069,650[a]	145,891,984	(1,822,334)
Japanese 10 Year Bond	176	9/12/2024	156,894,916[a]	156,276,711	618,205
Long Gilt	72	9/26/2024	8,870,719[a]	8,880,353	(9,634)
Long Term French Government Future	613	9/6/2024	81,221,813[a]	80,827,338	394,475
U.S. Treasury Ultra Long Bond	166	9/19/2024	20,925,357	20,807,063	118,294
Gross Unrealized Appreciation				5,646,214
Gross Unrealized Depreciation				(5,211,274)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

Options Written
Description/ Contracts/ Counterparties	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Call Options:
Swaption Receiver Markit iTraxx Europe Index Series 41, Payer 3 Month Fixed Rate of 0.00% terminating on 6/20/2029, Contracts 198,550,000, Citigroup Global Markets, Inc.	0.58	8/21/2024	198,550,000	[b] EUR	(228,861)
Swaption Receiver Markit iTraxx Europe Index Series 41, Payer 3 Month Fixed Rate of 0.00% terminating on 6/20/2029, Contracts 202,050,000, Citigroup Global Markets, Inc.	0.58	8/21/2024	202,050,000	[b] EUR	(232,895)
Put Options:
Swaption Payer Markit iTraxx Europe Index Series 41, Receiver 3 Month Fixed Rate of 0.00% terminating on 6/20/2029, Contracts 198,550,000, Citigroup Global Markets, Inc.	0.58	8/21/2024	198,550,000	[b] EUR	(770,287)
Swaption Payer Markit iTraxx Europe Index Series 41, Receiver 3 Month Fixed Rate of 0.00% terminating on 6/20/2029, Contracts 202,050,000, Citigroup Global Markets, Inc.	0.58	8/21/2024	202,050,000	[b] EUR	(783,866)
Swaption Payer Markit iTraxx Europe Index Series 41, Receiver 3 Month Fixed Rate of 0.00% terminating on 6/20/2029, Contracts 387,300,000, Citigroup Global Markets, Inc.	0.63	7/17/2024	387,300,000	[b] EUR	(636,345)
Total Options Written (premiums received $2,312,838)					(2,652,254)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

b Exercise price is referenced as basis points.

EUR—Euro

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
Swiss Franc	2,266,000	United States Dollar	2,489,139	7/10/2024	36,673
Taiwan Dollar	149,997,000	United States Dollar	4,655,112	7/10/2024	(25,595)
United States Dollar	1,737,174	Australian Dollar	2,599,000	7/10/2024	2,829
United States Dollar	12,374,371	Euro	11,527,288	7/10/2024	22,204
United States Dollar	2,880,055	New Zealand Dollar	4,712,000	7/10/2024	9,977
British Pound	1,172,000	United States Dollar	1,486,497	7/12/2024	(4,847)
United States Dollar	944,146	British Pound	740,000	7/12/2024	8,633
United States Dollar	7,367,703	Mexican Peso	130,325,000	7/12/2024	259,529
United States Dollar	1,283,174	British Pound	1,016,000	7/10/2024	(1,245)
Swedish Krona	242,221,000	United States Dollar	22,757,608	7/10/2024	109,061
United States Dollar	6,878,474	Swedish Krona	71,281,000	7/10/2024	149,251
United States Dollar	4,172,078	Singapore Dollar	5,609,000	7/12/2024	32,817
United States Dollar	18,688,599	Romanian Leu	85,420,000	7/12/2024	312,002
United States Dollar	89,863,991	New Zealand Dollar	145,319,000	7/12/2024	1,350,125

Statement of Investments (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc. (continued)
United States Dollar	1,965,142	South African Rand	35,465,000	7/10/2024	17,606
British Pound	1,016,000	United States Dollar	1,300,272	7/10/2024	(15,853)
Norwegian Krone	63,165,000	United States Dollar	5,908,528	7/10/2024	9,351
United States Dollar	8,656,577	Norwegian Krone	90,636,000	7/10/2024	164,961
United States Dollar	1,723,238	Japanese Yen	276,971,000	7/10/2024	(1,451)
United States Dollar	9,469,471	Malaysian Ringgit	44,480,000	7/12/2024	31,776
United States Dollar	9,928,790	Euro	9,248,000	7/12/2024	18,035
Canadian Dollar	10,469,000	United States Dollar	7,655,849	7/10/2024	(1,186)
United States Dollar	2,743,717	Canadian Dollar	3,737,000	7/10/2024	11,319
BNP Paribas Corp.
Canadian Dollar	4,041,000	United States Dollar	2,951,353	7/10/2024	3,322
United States Dollar	3,988,870	Canadian Dollar	5,432,000	7/10/2024	17,131
British Pound	6,619,174	United States Dollar	8,447,438	7/10/2024	(79,535)
British Pound	1,886,534	Mexican Peso	42,062,000	7/10/2024	90,058
United States Dollar	10,066,609	Euro	9,244,000	7/10/2024	161,120
Japanese Yen	426,946,000	United States Dollar	2,692,129	7/10/2024	(33,551)
Swedish Krona	30,816,000	United States Dollar	2,968,463	7/10/2024	(59,305)
United States Dollar	2,310,313	New Zealand Dollar	3,787,000	7/10/2024	3,652
Euro	2,533,000	United States Dollar	2,749,809	7/10/2024	(35,551)
Euro	5,951,989	Swiss Franc	5,770,000	7/10/2024	(53,663)
United States Dollar	4,352,640	Norwegian Krone	45,976,862	7/10/2024	45,104
Citigroup Global Markets, Inc.
United States Dollar	219,345	New Zealand Dollar	354,704	7/10/2024	3,295
Australian Dollar	4,512,000	United States Dollar	3,001,979	7/10/2024	8,934
United States Dollar	7,653,350	Indonesian Rupiah	124,302,636,000	7/12/2024	63,952
United States Dollar	3,337,251	Chinese Yuan Renminbi	24,098,000	7/10/2024	32,847
United States Dollar	4,792,183	Indian Rupee	399,866,000	7/10/2024	(1,336)
Japanese Yen	424,835,000	United States Dollar	2,723,044	7/10/2024	(77,611)
United States Dollar	2,956,845	Japanese Yen	461,117,000	7/10/2024	85,486
Canadian Dollar	1,702,000	United States Dollar	1,245,665	7/10/2024	(1,206)
British Pound	567,315	United States Dollar	725,871	7/10/2024	(8,676)
United States Dollar	4,053,802	Norwegian Krone	43,012,138	7/10/2024	24,029
United States Dollar	1,502,080	Swedish Krona	15,572,000	7/10/2024	32,018
British Pound	1,066,000	United States Dollar	1,348,172	7/12/2024	(528)
United States Dollar	1,698,986	British Pound	1,341,000	7/12/2024	3,685
Goldman Sachs & Co. LLC
United States Dollar	96,906,595	British Pound	75,759,000	7/12/2024	1,131,547
United States Dollar	21,761,405	Hungarian Forint	7,806,541,000	7/12/2024	606,200
United States Dollar	25,470,511	British Pound	20,032,286	7/10/2024	145,866
Norwegian Krone	76,769,000	United States Dollar	7,203,567	7/10/2024	(11,140)
United States Dollar	9,190,974	Norwegian Krone	98,124,000	7/10/2024	(2,186)
United States Dollar	231,504,512	Euro	212,547,000	7/12/2024	3,725,394
United States Dollar	14,699,602	New Zealand Dollar	24,083,000	7/10/2024	30,653
United States Dollar	79,641,243	Australian Dollar	119,285,000	7/12/2024	36,245
United States Dollar	33,116,969	Canadian Dollar	45,097,000	7/12/2024	141,642
United States Dollar	76,518,130	Chinese Yuan Renminbi	553,661,625	7/12/2024	585,822
United States Dollar	18,482,159	Swiss Franc	16,673,520	7/10/2024	(103,093)
Norwegian Krone	27,895,979	Swedish Krona	27,855,000	7/10/2024	(16,075)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	16,471,546	Japanese Yen	2,569,306,000	7/10/2024	472,568
Euro	4,793,000	United States Dollar	5,219,740	7/10/2024	(83,759)
Canadian Dollar	1,702,000	United States Dollar	1,245,415	7/10/2024	(956)
United States Dollar	3,949,193	Canadian Dollar	5,395,000	7/10/2024	4,508
Swedish Krona	13,489,000	United States Dollar	1,302,233	7/10/2024	(28,815)
Swiss Franc	3,461,397	Swedish Krona	40,516,212	7/10/2024	30,842
Swedish Krona	40,543,000	Swiss Franc	3,456,792	7/10/2024	(25,709)
United States Dollar	18,231,172	Peruvian Nuevo Sol	67,902,000	7/12/2024	564,372
United States Dollar	2,784,613	Swedish Krona	29,062,000	7/10/2024	41,039
Swedish Krona	25,023,000	United States Dollar	2,387,026	7/10/2024	(24,751)
Mexican Peso	42,062,000	United States Dollar	2,516,380	7/10/2024	(221,497)
HSBC Securities (USA), Inc.
Swedish Krona	9,165,000	United States Dollar	863,553	7/12/2024	1,752
United States Dollar	1,298,375	Swedish Krona	13,715,000	7/12/2024	3,485
Canadian Dollar	8,333,000	United States Dollar	6,092,815	7/10/2024	60
United States Dollar	36,665,972	Canadian Dollar	50,052,000	7/10/2024	69,238
Thai Baht	15,168,000	United States Dollar	414,383	7/12/2024	(585)
Swiss Franc	7,894,000	United States Dollar	8,676,240	7/10/2024	122,860
United States Dollar	11,444,956	Swiss Franc	10,186,000	7/10/2024	91,062
Euro	34,665,509	United States Dollar	37,734,711	7/10/2024	(588,581)
United States Dollar	14,118,218	Euro	13,178,712	7/10/2024	(3,546)
United States Dollar	6,433,987	New Zealand Dollar	10,398,296	7/10/2024	100,388
Norwegian Krone	262,341,511	United States Dollar	24,609,137	7/10/2024	(30,567)
Euro	22,016,000	United States Dollar	23,706,241	7/12/2024	(112,471)
United States Dollar	229,536,360	Euro	210,856,000	7/12/2024	3,569,427
South African Rand	35,465,000	United States Dollar	1,942,912	7/10/2024	4,624
British Pound	6,641,926	United States Dollar	8,457,622	7/10/2024	(60,955)
Mexican Peso	5,297,000	United States Dollar	286,802	7/12/2024	2,106
Canadian Dollar	660,000	United States Dollar	483,491	7/12/2024	(893)
Swedish Krona	18,212,000	United States Dollar	1,726,624	7/10/2024	(7,336)
United States Dollar	27,715,356	Swedish Krona	291,668,000	7/10/2024	180,685
Japanese Yen	457,975,000	United States Dollar	2,972,404	7/12/2024	(119,705)
Japanese Yen	1,897,303,342	United States Dollar	12,246,787	7/10/2024	(432,346)
United States Dollar	1,722,702	Japanese Yen	269,510,000	7/10/2024	44,473
Swiss Franc	11,540,000	Euro	11,780,529	7/10/2024	239,609
Euro	5,939,074	Swiss Franc	5,770,000	7/10/2024	(67,502)
United States Dollar	18,308,638	Peruvian Nuevo Sol	69,939,000	7/12/2024	111,850
United States Dollar	3,492,690	British Pound	2,752,000	7/12/2024	13,593
United States Dollar	106,659,733	South Korean Won	146,467,279,000	7/12/2024	169,223
United States Dollar	5,046,034	Australian Dollar	7,555,137	7/10/2024	4,398
J.P. Morgan Securities LLC
United States Dollar	2,871,564	South Korean Won	3,986,535,000	7/10/2024	(26,557)
Morgan Stanley & Co. LLC
United States Dollar	220,180,606	Euro	202,000,000	7/12/2024	3,704,335
United States Dollar	8,379,484	South Korean Won	11,426,542,000	7/12/2024	71,702
United States Dollar	13,659,115	Swiss Franc	12,179,000	7/12/2024	80,303
United States Dollar	2,550,454	Danish Krone	17,434,000	7/12/2024	44,949
United States Dollar	2,630,426	Chinese Yuan Renminbi	19,080,000	7/12/2024	13,686

Statement of Investments (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley & Co. LLC (continued)
United States Dollar	3,053,273	Polish Zloty	11,989,000	7/12/2024	75,518
Swiss Franc	3,567,000	United States Dollar	3,937,034	7/10/2024	38,947
RBC Capital Markets, LLC
United States Dollar	7,416,792	Swedish Krona	77,076,000	7/12/2024	139,729
United States Dollar	48,060,315	Japanese Yen	7,452,617,000	7/12/2024	1,638,414
United States Dollar	3,110,485	British Pound	2,460,000	7/10/2024	574
British Pound	768,000	United States Dollar	974,713	7/12/2024	(3,802)
British Pound	60,585	United States Dollar	76,986	7/10/2024	(396)
United States Dollar	2,420,203	Canadian Dollar	3,311,000	7/10/2024	(715)
UBS Securities LLC
United States Dollar	3,263,469	Euro	3,050,000	7/10/2024	(4,785)
Norwegian Krone	122,091,000	United States Dollar	11,517,313	7/10/2024	(78,703)
Swedish Krona	73,703,000	United States Dollar	6,941,620	7/10/2024	16,249
Gross Unrealized Appreciation					21,190,719
Gross Unrealized Depreciation					(2,458,565)

See notes to financial statements.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	39,266,382	4,046,778	2,513,666	1,533,112
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	55,615,000	(129,354)	996,599	(1,125,953)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.45%	12/7/2053	48,869,000	483,263	51,487	431,776
EUR Maturity Fixed at 2.50%	EUR - CPTFEMU at Maturity	12/7/2053	35,105,741	398,286	766,839	(368,553)
GBP Maturity Fixed at 3.70%	GBP - UKRPI at Maturity	4/5/2034	125,145,900	534,406	-	534,406
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	5/16/2034	130,404,556	869,218	(214,918)	1,084,136
SEK - 3 Month STIBOR at 3.72%	SEK 12 Month Fixed at 2.63%	6/19/2029	138,390,414	(173,861)	-	(173,861)
EUR 12 Month Fixed at 2.84%	EUR - 6 Month Euribor at 3.68%	6/19/2029	139,705,427	(341,164)	-	(341,164)
Gross Unrealized Appreciation					3,583,430
Gross Unrealized Depreciation					(2,009,531)

EUR—Euro

GBP—British Pound

SEK—Swedish Krona

USD—United States Dollar

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA

CPURNSA—US CPI Urban Consumers NSA

UKRPI—UK RPI All Items NSA

See notes to financial statements.

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 3 Month Euribor at 3.71%	EUR - IBOXXMJA at Maturity	Goldman Sachs & Co. LLC	9/20/24	48,863,266	11,347
EUR - QW5A at Maturity	EUR - 3 Month Euribor at 3.71%	Goldman Sachs & Co. LLC	9/20/24	7,870,109	(8,781)
USD - 3 Month SOFRRATE at 5.34%	USD - IBOXIG at Maturity	J.P. Morgan Securities LLC	9/20/24	18,733,916	46,605
EUR - QW5A at Maturity	EUR - 3 Month Euribor at 3.71%	J.P. Morgan Securities LLC	9/20/24	76,339,656	(159,270)
EUR - 3 Month Euribor at 3.71%	EUR - IBOXXMJA at Maturity	J.P. Morgan Securities LLC	9/20/24	12,918,047	1,535
Gross Unrealized Appreciation					59,487
Gross Unrealized Depreciation					(168,051)

EUR—Euro

USD—United States Dollar

IBOXXMJA—Markit iBoxx € Liquid High Yield Index

IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond ETF

SOFRRATE—Secured Overnight Financing Rate

QW5A—Markit iBoxx € Corporates

See notes to financial statements.

OTC Credit Default Swaps
Reference Obligation/ Counterparty	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation)($)
Sold Contracts:[2]
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030 Received 3 Month Fixed Rate of 1.00%	6/20/2029	4,283,800	(89,274)	(131,633)	42,359
Purchased Contracts:[3]
BNP Paribas Corp.
Goldman Sachs Group, 7.33%, 10/28/2027 Paid 3 Month Fixed Rate of 1.00%	6/20/2029	12,430,000	(217,162)	(232,465)	15,303
Goldman Sachs & Co. LLC
United Airlines, 4.88%, 1/15/2025 Paid 3 Month Fixed Rate of 5.00%	12/20/2028	2,790,000	(183,894)	10,133	(194,027)
Gross Unrealized Appreciation				57,662
Gross Unrealized Depreciation				(194,027)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

Statement of Investments (Unaudited) (continued)

Centrally Cleared Credit Default Swaps
Reference Obligation	Maturity Date	Notional Amount ($)[1]	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Markit CDX North America High Yield Index Series 42, Received 3 Month Fixed Rate of 5.00%	6/20/2029	2,980,000	190,595	198,706	(8,111)
Markit CDX North America Investment Grade Index Series 42, Received 3 Month Fixed Rate of 1.00%	6/20/2029	5,810,000	120,680	118,603	2,077
Markit iTraxx Europe Index Series 41, Received 3 Month Fixed Rate of 1.00%	6/20/2029	2,987,950	54,060	51,258	2,802
Purchased Contracts:[3]
Markit CDX North America Investment Grade Index Series 42, Paid 3 Month Fixed Rate of 1.00%	6/20/2029	99,575,000	(2,068,278)	(2,039,852)	(28,426)
Gross Unrealized Appreciation				4,879
Gross Unrealized Depreciation				(36,537)

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $143,686,701)—Note 1(c):
Unaffiliated issuers	2,537,875,141	2,507,407,796
Affiliated issuers	92,795,330	92,795,330
Cash denominated in foreign currency	15,302,934	15,299,029
Cash collateral held by broker—Note 4		44,326,416
Dividends, interest and securities lending income receivable		27,938,026
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		21,190,719
Receivable for shares of Beneficial Interest subscribed		3,308,091
Receivable for investment securities sold		332,141
Unrealized appreciation on over-the-counter swap agreements—Note 4		117,149
Tax reclaim receivable—Note 1(b)		37,181
Over-the-counter swap upfront payments—Note 4		10,133
Receivable for futures variation margin—Note 4		155
Prepaid expenses		122,151
		2,712,884,317
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,109,954
Cash overdraft due to Custodian		725,826
Liability for securities on loan—Note 1(c)		58,189,700
Payable for investment securities purchased		22,769,120
Payable for shares of Beneficial Interest redeemed		8,256,230
Outstanding options written, at value (premiums received $2,312,838)—Note 4		2,652,254
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		2,458,565
Payable for swap variation margin—Note 4		380,977
Swap upfront receipts—Note 4		364,098
Unrealized depreciation on over-the-counter swap agreements—Note 4		362,078
Trustees’ fees and expenses payable		58,384
Other accrued expenses		377,834
		97,705,020
Net Assets ($)		2,615,179,297
Composition of Net Assets ($):
Paid-in capital		2,810,002,669
Total distributable earnings (loss)		(194,823,372)
Net Assets ($)		2,615,179,297

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	136,592,547	9,568,291	2,296,481,557	172,536,902
Shares Outstanding	6,893,172	500,725	114,805,236	8,605,517
Net Asset Value Per Share ($)	19.82	19.11	20.00	20.05

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (Unaudited)

Investment Income ($):
Income:
Interest (net of $332,860 foreign taxes withheld at source)	50,097,404
Dividends:
Unaffiliated issuers	1,042,627
Affiliated issuers	767,914
Income from securities lending—Note 1(c)	110,246
Total Income	52,018,191
Expenses:
Management fee—Note 3(a)	4,885,627
Shareholder servicing costs—Note 3(c)	1,057,645
Custodian fees—Note 3(c)	186,183
Trustees’ fees and expenses—Note 3(d)	150,979
Administration fee—Note 3(a)	149,500
Prospectus and shareholders’ reports	101,766
Professional fees	80,885
Registration fees	62,326
Distribution fees—Note 3(b)	38,291
Loan commitment fees—Note 2	13,384
Chief Compliance Officer fees—Note 3(c)	12,589
Miscellaneous	47,390
Total Expenses	6,786,565
Less—reduction in fees due to earnings credits—Note 3(c)	(11,531)
Net Expenses	6,775,034
Net Investment Income	45,243,157
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(38,003,465)
Net realized gain (loss) on futures	5,935,594
Net realized gain (loss) on options transactions	237,368
Net realized gain (loss) on forward foreign currency exchange contracts	6,672,203
Net realized gain (loss) on swap agreements	3,287,871
Net Realized Gain (Loss)	(21,870,429)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(49,608,641)
Net change in unrealized appreciation (depreciation) on futures	15,888,704
Net change in unrealized appreciation (depreciation) on options transactions	280,646
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	41,950,100
Net change in unrealized appreciation (depreciation) on swap agreements	(2,751,239)
Net Change in Unrealized Appreciation (Depreciation)	5,759,570
Net Realized and Unrealized Gain (Loss) on Investments	(16,110,859)
Net Increase in Net Assets Resulting from Operations	29,132,298

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations ($):
Net investment income	45,243,157	74,949,953
Net realized gain (loss) on investments	(21,870,429)	(56,988,214)
Net change in unrealized appreciation (depreciation) on investments	5,759,570	145,903,885
Net increase from payment by affiliate	-	235,235
Net Increase (Decrease) in Net Assets Resulting from Operations	29,132,298	164,100,859
Distributions ($):
Distributions to shareholders:
Class A	(482,458)	(2,491,119)
Class C	(4,006)	(182,864)
Class I	(11,172,680)	(35,756,475)
Class Y	(917,561)	(3,165,357)
Total Distributions	(12,576,705)	(41,595,815)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	15,696,529	70,453,213
Class C	1,361,890	1,291,215
Class I	503,897,562	827,422,313
Class Y	16,192,809	30,711,832
Distributions reinvested:
Class A	467,224	2,404,224
Class C	3,620	160,707
Class I	10,254,617	32,532,085
Class Y	830,146	2,872,141
Cost of shares redeemed:
Class A	(22,491,022)	(30,106,312)
Class C	(3,129,289)	(8,066,793)
Class I	(230,335,723)	(525,320,186)
Class Y	(22,675,458)	(59,624,259)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	270,072,905	344,730,180
Total Increase (Decrease) in Net Assets	286,628,498	467,235,224
Net Assets ($):
Beginning of Period	2,328,550,799	1,861,315,575
End of Period	2,615,179,297	2,328,550,799
Capital Share Transactions (Shares):
Class A
Shares sold	797,824	3,712,856
Shares issued for distributions reinvested	23,574	122,477
Shares redeemed	(1,144,288)	(1,572,996)
Net Increase (Decrease) in Shares Outstanding	(322,890)	2,262,337
Class C
Shares sold	72,024	69,780
Shares issued for distributions reinvested	189	8,481
Shares redeemed	(165,085)	(437,531)
Net Increase (Decrease) in Shares Outstanding	(92,872)	(359,270)
Class I
Shares sold	25,375,574	43,040,393
Shares issued for distributions reinvested	512,633	1,641,376
Shares redeemed	(11,597,609)	(27,301,774)
Net Increase (Decrease) in Shares Outstanding	14,290,598	17,379,995
Class Y
Shares sold	813,524	1,592,831
Shares issued for distributions reinvested	41,395	144,619
Shares redeemed	(1,145,361)	(3,083,852)
Net Increase (Decrease) in Shares Outstanding	(290,442)	(1,346,402)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
Class A Shares	June 30, 2024	Year Ended December 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	19.69	18.63	21.50	23.07	21.90	20.35
Investment Operations:
Net investment income[a]	.33	.60	.35	.27	.32	.35
Net realized and unrealized gain (loss) on investments	(.13)	.81	(2.42)	(.67)	1.38	1.29
Total from Investment Operations	.20	1.41	(2.07)	(.40)	1.70	1.64
Distributions:
Dividends from net investment income	(.07)	(.35)	(.72)	(.23)	(.53)	(.09)
Dividends from net realized gain on investments	-	-	(.08)	(.94)	-	-
Total Distributions	(.07)	(.35)	(.80)	(1.17)	(.53)	(.09)
Net asset value, end of period	19.82	19.69	18.63	21.50	23.07	21.90
Total Return (%)[b]	1.01[c]	7.45[d]	(9.66)	(1.74)	7.77	8.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[e]	.85	.84	.81	.78	.78
Ratio of net expenses to average net assets	.86[e]	.85	.84	.81	.78	.78
Ratio of net investment income to average net assets	3.40[e]	3.14	1.74	1.20	1.45	1.62
Portfolio Turnover Rate	51.07[c]	117.24	158.30[f]	134.26[f]	107.96[f]	157.34[f]
Net Assets, end of period ($ x 1,000)	136,593	142,091	92,286	115,561	118,603	94,609

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended December 31, 2022, 2021, 2020 and 2019 were 154.95%, 101.63%, 99.30% and 131.43%, respectively.

See notes to financial statements.

Six Months Ended
Class C Shares	June 30, 2024	Year Ended December 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	19.00	18.09	20.97	22.62	21.56	20.14
Investment Operations:
Net investment income[a]	.25	.44	.20	.10	.17	.18
Net realized and unrealized gain (loss) on investments	(.13)	.78	(2.35)	(.66)	1.32	1.29
Total from Investment Operations	.12	1.22	(2.15)	(.56)	1.49	1.47
Distributions:
Dividends from net investment income	(.01)	(.31)	(.65)	(.15)	(.43)	(.05)
Dividends from net realized gain on investments	-	-	(.08)	(.94)	-	-
Total Distributions	(.01)	(.31)	(.73)	(1.09)	(.43)	(.05)
Net asset value, end of period	19.11	19.00	18.09	20.97	22.62	21.56
Total Return (%)[b]	.62[c]	6.62[d]	(10.31)	(2.49)	6.93	7.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.60[e]	1.60	1.57	1.54	1.55	1.53
Ratio of net expenses to average net assets	1.60[e]	1.60	1.57	1.54	1.55	1.53
Ratio of net investment income to average net assets	2.66[e]	2.38	1.01	.45	.76	.85
Portfolio Turnover Rate	51.07[c]	117.24	158.30[f]	134.26[f]	107.96[f]	157.34[f]
Net Assets, end of period ($ x 1,000)	9,568	11,280	17,239	31,266	47,875	55,903

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.

e Annualized.

f The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended December 31, 2022, 2021, 2020 and 2019 were 154.95%, 101.63%, 99.30% and 131.43%, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class I Shares	June 30, 2024	Year Ended December 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	19.88	18.76	21.62	23.18	21.98	20.38
Investment Operations:
Net investment income[a]	.37	.67	.41	.34	.40	.40
Net realized and unrealized gain (loss) on investments	(.15)	.81	(2.42)	(.68)	1.37	1.31
Total from Investment Operations	.22	1.48	(2.01)	(.34)	1.77	1.71
Distributions:
Dividends from net investment income	(.10)	(.36)	(.77)	(.28)	(.57)	(.11)
Dividends from net realized gain on investments	-	-	(.08)	(.94)	-	-
Total Distributions	(.10)	(.36)	(.85)	(1.22)	(.57)	(.11)
Net asset value, end of period	20.00	19.88	18.76	21.62	23.18	21.98
Total Return (%)	1.11[b]	7.78[c]	(9.35)	(1.47)	8.07	8.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54[d]	.54	.53	.50	.52	.51
Ratio of net expenses to average net assets	.54[d]	.54	.53	.50	.52	.51
Ratio of net investment income to average net assets	3.72[d]	3.45	2.06	1.50	1.77	1.88
Portfolio Turnover Rate	51.07[b]	117.24	158.30[e]	134.26[e]	107.96[e]	157.34[e]
Net Assets, end of period ($ x 1,000)	2,296,482	1,997,948	1,559,352	2,434,544	2,565,548	2,780,618

a Based on average shares outstanding.

b Not annualized.

c The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended December 31, 2022, 2021, 2020 and 2019 were 154.95%, 101.63%, 99.30% and 131.43%, respectively.

See notes to financial statements.

Six Months Ended
Class Y Shares	June 30, 2024	Year Ended December 31,
(Unaudited)		2023	2022	2021	2020	2019
Per Share Data ($):
Net asset value, beginning of period	19.92	18.79	21.65	23.20	22.00	20.39
Investment Operations:
Net investment income[a]	.38	.68	.43	.35	.43	.42
Net realized and unrealized gain (loss) on investments	(.14)	.81	(2.43)	(.68)	1.35	1.30
Total from Investment Operations	.24	1.49	(2.00)	(.33)	1.78	1.72
Distributions:
Dividends from net investment income	(.11)	(.36)	(.78)	(.28)	(.58)	(.11)
Dividends from net realized gain on investments	-	-	(.08)	(.94)	-	-
Total Distributions	(.11)	(.36)	(.86)	(1.22)	(.58)	(.11)
Net asset value, end of period	20.05	19.92	18.79	21.65	23.20	22.00
Total Return (%)	1.19[b]	7.84[c]	(9.30)	(1.39)	8.13	8.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47[d]	.47	.46	.45	.45	.45
Ratio of net expenses to average net assets	.47[d]	.47	.46	.45	.45	.45
Ratio of net investment income to average net assets	3.79[d]	3.52	2.13	1.55	1.87	1.94
Portfolio Turnover Rate	51.07[b]	117.24	158.30[e]	134.26[e]	107.96[e]	157.34[e]
Net Assets, end of period ($ x 1,000)	172,517	177,231	192,439	250,474	246,484	287,175

a Based on average shares outstanding.

b Not annualized.

c The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.

d Annualized.

e The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended December 31, 2022, 2021, 2020 and 2019 were 154.95%, 101.63%, 99.30% and 131.43%, respectively.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Global Fixed Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	79,457,208	-	79,457,208

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Investments in Securities:† (continued)
Collateralized Loan Obligations	-	22,199,445	-	22,199,445
Commercial Mortgage-Backed	-	64,654,039	-	64,654,039
Corporate Bonds	-	768,625,278	-	768,625,278
Foreign Governmental	-	860,432,154	-	860,432,154
Investment Companies	92,795,330	-	-	92,795,330
U.S. Government Agencies Collateralized Mortgage Obligations	-	11,564,249	-	11,564,249
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	9,962,818	-	9,962,818
U.S. Government Agencies Mortgage-Backed	-	331,896,683	-	331,896,683
U.S. Treasury Securities	-	357,744,122	-	357,744,122
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	21,190,719	-	21,190,719
Futures††	5,646,214	-	-	5,646,214
Options Purchased	-	871,800	-	871,800
Swap Agreements††	-	3,705,458	-	3,705,458
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,458,565)	-	(2,458,565)
Futures††	(5,211,274)	-	-	(5,211,274)
Options Written	-	(2,652,254)	-	(2,652,254)
Swap Agreements††	-	(2,408,146)	-	(2,408,146)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2024, BNY earned $15,031 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

	Assets ($)		Liabilities ($)
Securities Lending	143,686,701		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	143,686,701		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(143,686,701)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Foreign Government Obligations and Securities of Supranational Entities Risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

A portion of the fund’s distributions could potentially be treated as a return of capital. During the reporting period, the fund did not have a return of capital.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $182,698,489 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2023. The fund has $94,732,245 of short-term capital losses and $87,966,244 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2023 was as follows: ordinary income $41,595,815. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2024, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $149,500 during the period ended June 30, 2024.

During the period ended June 30, 2024, the Distributor retained $1,235 from commissions earned on sales of the fund’s Class A shares and $114 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended June 30, 2024, Class C shares were charged $38,291 pursuant to the Distribution Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2024, Class A and Class C shares were charged $173,744 and $12,764, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2024, the fund was charged $26,569 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11,531.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2024, the fund was charged $186,183 pursuant to the custody agreement.

During the period ended June 30, 2024, the fund was charged $12,589 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $854,271, Administration fee of $26,141, Distribution Plan fees of $5,952, Shareholder Services Plan fees of $29,980, Custodian fees of $180,965, Chief Compliance Officer fees of $3,519 and Transfer Agent fees of $9,126.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, futures, options transactions, forward contracts, and swap agreements, during the period ended June 30, 2024, amounted to $1,529,256,207 and $1,207,775,457, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at June 30, 2024 are set forth in the Statement of Investments.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies and credit, or as a substitute for an investment. The fund is subject to market risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Purchase and write options on swaps (“swaptions”) are used primarily to preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Options purchased and written open at June 30, 2024 are set forth in the Statement of Investments.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at June 30, 2024 are set forth in the Statement of Investments.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swap open at June 30, 2024 which are set forth in the Statement of Investments.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default. Interest rate swaps open at June 30, 2024 are set forth in the Statement of Investments.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master

Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at June 30, 2024 are set forth in the Statement of Investments.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Swap Agreements, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at June 30, 2024 are set forth in the Statement of Investments.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2024 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	9,229,644	[1,2]	Interest rate risk	(7,220,805)	[1,2]
Equity risk	59,487	[2]	Equity risk	(168,051)	[2]
Foreign exchange risk	21,328,226	[3,4]	Foreign exchange risk	(2,458,565)	[4]
Credit risk	796,834	[2,3]	Credit risk	(2,882,818)	[2,5]
Gross fair value of derivative contracts	31,414,191			(12,730,239)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]			Outstanding options written, at value.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	5,935,594		(138,262)		-		9,386,766		15,184,098
Equity	-		-		-		(1,921,221)		(1,921,221)
Foreign exchange	-		(128,579)		6,672,203		-		6,543,624
Credit	-		504,209		-		(4,177,674)		(3,673,465)
Total	5,935,594		237,368		6,672,203		3,287,871		16,133,036

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	15,888,704		-		-		(5,234,162)		10,654,542
Equity	-		-		-		(1,102,717)		(1,102,717)
Foreign exchange	-		246,955		41,950,100		-		42,197,055
Credit	-		33,691		-		3,585,640		3,619,331
Total	15,888,704		280,646		41,950,100		(2,751,239)		55,368,211

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net change in unrealized appreciation (depreciation) on futures.
[6]	Net change in unrealized appreciation (depreciation) on options transactions.
[7]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net change in unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	5,646,214	(5,211,274)
Options	871,800	(2,652,254)
Forward contracts	21,190,719	(2,458,565)
Swaps	3,705,458	(2,408,146)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	31,414,191	(12,730,239)
Derivatives not subject to
Master Agreements	(9,234,523)	7,257,342
Total gross amount of assets
and liabilities subject to
Master Agreements	22,179,668	(5,472,897)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2024:

Counterparty	Gross Amount of Assets ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	[2]	Net Amount of Assets ($)
Barclays Capital, Inc.	2,546,149		(50,177)	(2,495,972)		-
BNP Paribas Corp	335,690		(261,605)	-		74,085
Citigroup Global Markets, Inc.	988,539		(988,539)	-		-
Goldman Sachs & Co. LLC	7,707,911		(720,789)	(6,987,122)		-
HSBC Securities (USA), Inc.	4,728,833		(1,424,487)	(3,304,346)		-
J.P. Morgan Securities LLC	48,140		(48,140)	-		-
Morgan Stanley & Co. LLC	4,029,440		-	(4,029,440)		-
RBC Capital Markets, LLC	1,778,717		(4,913)	(1,770,000)		3,804
UBS Securities LLC	16,249		(16,249)	-		-
Total	22,179,668		(3,514,899)	(18,586,880)		77,889

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	[2]	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(50,177)		50,177	-		-
BNP Paribas Corp.	(261,605)		261,605	-		-
Citigroup Global Markets, Inc.	(2,741,611)		988,539	871,000		(882,072)
Goldman Sachs & Co. LLC	(720,789)		720,789	-		-
HSBC Securities (USA), Inc.	(1,424,487)		1,424,487	-		-
J.P. Morgan Securities LLC	(185,827)		48,140	87,000		(50,687)
RBC Capital Markets, LLC	(4,913)		4,913	-		-
UBS Securities LLC	(83,488)		16,249	-		(67,239)
Total	(5,472,897)		3,514,899	958,000		(999,998)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended June 30, 2024:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Average Market Value ($)
Futures:
Interest Rate Futures Long	773,305,295
Interest Rate Futures Short	707,550,039
Options Contracts:
Foreign Currency Purchased Options	347,743
Foreign Currency Written Options	291,295
Credit Purchased Options	612,174
Credit Written Options	988,068
Forward Contracts:
Forward Contracts Purchased in USD	392,736,123
Forward Contracts Sold in USD	1,604,471,567

The following table summarizes the monthy average notional value of swap agreements outstanding during the period ended June 30, 2024:

Average Notional Value ($)
Swap Agreements:
Equity Total Return Swap Pays Fixed Rate	183,393,890
Equity Total Return Swap Receives Fixed Rate	91,025,688
Interest Rate Swap Pays Fixed Rate	244,211,318
Interest Rate Swap Receives Fixed Rate	214,481,916
Credit Default Swap Buy Protection	54,742,565
Credit Default Swap Sell Protection	406,882,540

At June 30, 2024, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $10,342,355, consisting of $59,825,264 gross unrealized appreciation and $70,167,619 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on February 27-28, 2024, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Investment Advisory Agreement and Administration Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional global income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global income funds (the “Performance Universe”), all for various periods ended December 31, 2023, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional global income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods and above the Performance Universe median for all periods. The Board also considered that the fund’s yield performance was at or above the Performance Group median for three of the ten one-year periods and above the Performance Universe median for six of the ten one-year periods ended December 31, 2023. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board noted that the fund had a five star rating for the five-year period, a four star rating for each of the three- and ten-year periods and a four star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate (i.e., the aggregate of the investment advisory and administration fees pursuant to the Investment Advisory Agreement and Administration Agreement) payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and slightly lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Investment Advisory Agreement and Administration Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

This page intentionally left blank.

This page intentionally left blank.

© 2024 BNY Mellon Securities Corporation Code-6940NCSRSA0624

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no materials changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: August 16, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: August 16, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)